Earnings per share - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended				12 Months Ended
	Aug. 26, 2011	Dec. 31, 2012	Sep. 01, 2011	Sep. 30, 2012 Roth Warrant [Member]	Sep. 01, 2011 Roth Warrant [Member]	Dec. 31, 2012 Private Placement Warrants [Member]	Dec. 31, 2012 Reverse Split [Member]
Class of Warrant or Right [Line Items]
Conversion price for the preferred stock	$ 12.00	$ 12.00
Commitment public underwritten offering of equity securities closing days	180 days
Equity securities resulting in gross proceeds	$ 15.0
Gross proceeds		$ 5.0
Effective price per share	12.00
Shares of its common stock issued pursuant to additional shares		50.00%
Anti-dilutive potential common shares		736,252
Exercise price per share		$ 13.00					$ 13.00
Strike price of dilutive common shares for SAR		$ 22.07
Average closing market price of common stock excluded from diluted earning per share		$ 15.51
Shares of common stock issuable upon exercise of the Roth Warrant			105,000	62,116	62,116
Shares issued for warrants exercised						13,750